                                     [LOGO]





                               -----------------
                                COLONIAL GLOBAL
                                  EQUITY FUND
                               -----------------


                               SEMIANNUAL REPORT
                                 APRIL 30, 1997





















                         -----------------------------
                          NOT FDIC  MAY LOSE VALUE
                          INSURED   NO BANK GUARANTEE
                         -----------------------------

--------------------------------------------------------------------------------

                     COLONIAL GLOBAL EQUITY FUND HIGHLIGHTS
                       NOVEMBER 1, 1996 - APRIL 30, 1997

INVESTMENT OBJECTIVE: Colonial Global Equity Fund seeks long-term growth by investing primarily in global equities.

THE FUND IS DESIGNED TO OFFER:

      [X]  Opportunities for long-term growth of  capital
      [X]  International investment exposure
      [X]  Global diversification to help reduce risk
      [X]  Experienced professional management

PORTFOLIO MANAGER COMMENTARY: "In searching for consistent results for our shareholders, we look for companies with earnings growth around the world, while
remaining value oriented."                                          -- Gita Rao


                    COLONIAL GLOBAL EQUITY FUND PERFORMANCE

------------------------------------------                             --------
                                                    CLASS A            CLASS B

INCEPTION DATE                                       6/8/92             6/8/92
------------------------------------------                             --------
Six-month distributions declared per share           $1.458             $1.443

Six-month total returns, assuming                     10.05%              9.58%
reinvestment of all distributions
and no sales charge or contingent
deferred sales charge (CDSC)

Net asset value per share on 4/30/97                 $13.26             $13.12


TOP FIVE HOLDINGS*                      TOP FIVE COUNTRIES*
(as of 4/30/97)                         (as of 4/30/97)

1. Safeway, Inc. ...........  2.0%      1. United States ...........  19.3%
2. Unilever N.V. ...........  2.0%      2. Japan ...................   7.9%
3. Roche Holding ...........  1.8%      3. Netherlands .............   6.9%
4. Service Corp. Int'l .....  1.7%      4. Germany .................   6.8%
5. Argentaria SA ...........  1.6%      5. United Kingdom ..........   6.8%


*Country and holding breakdowns are calculated as a percent of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these countries in the future.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------

                              PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS


I'm pleased to present your Fund's semiannual report, for the six-month period ended April 30, 1997.
                                                            [PHOTOGRAPH]
Though most press and investor attention was focused on the surprising strength of the U.S. market averages, the international investment scene was also newsworthy, though not as dramatic. Most of Europe, led by Germany, is enjoying an economic rebirth after years of slow growth. Exports are up, inflation is under control in most areas, and currencies are stable once again. It is expected that an "all-Europe" currency will finally be adopted later this year. This will standardize pricing and values, put large and small European nations on equal trade levels -- and is expected to lead to a surge in exports and new stock market growth.

"WE ARE EVER WATCHFUL FOR FOREIGN VALUES."
Foreign markets do not behave as one entity. While the U.S. market is primarily measured by the Standard & Poor's 500 Index, each nation overseas has its own trading exchange, currency rate, major industries, hours of operation and investor protections. We are ever watchful for foreign values and investment opportunities, and are looking favorably at Germany, Switzerland, Finland, Hong Kong and other areas.

"WE SEARCH FOR VALUE ON A GLOBAL BASIS."
Our New Value investment strategy looks for relative value. This casts a wider net than just searching for "cheap" stocks. We search for value on a global basis -- looking for stocks of companies with attractive current prices, a consistent record of operating performance and/or favorable future growth prospects. We evaluate many thousands of stocks in many countries, all in a disciplined and ongoing search for value. Our approach is designed to pursue consistent Fund performance, with greater worldwide diversification and growth opportunity for our investors.

At the same time, we respect your concerns about risk. With a price-sensitive investing approach and exceptional global diversification, our New Value strategy presents a reasonable way of dealing with market risk.

Detailed information on your Fund's performance appears on the following pages. We appreciate your continued confidence in the Fund and thank you for giving us the opportunity to serve your investment needs.


Respectfully,

/s/ Harold W. Cogger
---------------------------
Harold W. Cogger
President
June 13, 1997

Because market conditions change frequently, there can be no assurance that the trends described will continue, come to pass or affect Fund performance.


--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------

                          PORTFOLIO MANAGEMENT REPORT


GITA RAO is lead portfolio manager of the Fund and Vice President of Colonial Management Associates, Inc., the Fund's investment adviser. Ms. Rao specializes in the analysis of global equities. NICOLAS GHAJAR is an associate portfolio manager for the Fund.

"U.S. MARKET'S PERFORMANCE REFLECTED INNER STRENGTH."
For the third year in a row, the stock market's barometers reflected the inner strengths of America's industrial, technical and service leaders, surpassing one market high with another throughout the last six months, despite occasional rest periods.

We invest by selecting attractive countries first, then attractive companies within that country. We have a top-down process for selecting countries and a bottom-up, fundamentally-driven process for selecting stocks. This process resulted in the U.S. being our top investment area, with approximately 21% of our assets. Likewise, two of our top ten holdings, Safeway and General Electric, are U.S. leaders in their fields.

"WE LOOK FOR -- AND FIND -- COUNTRIES WITH CHEAPER COMPANIES."
We have investments in more than 20 countries in all parts of the globe. We are always looking for value first and foremost -- asking ourselves if this company will grow, and if its country will participate in the global economic revival. Our investment process assesses earnings growth -- so we're always on the lookout for countries and companies that are "cheap" relative to other stocks we could own. For example, as more Latin American companies become privatized, exceptional values are appearing and we are researching new investments there.

"WE'RE FINDING VALUE IN GERMANY AND SCANDINAVIA -- AS EUROPE SURGES FORWARD." Europe is in the early stages of an economic surge forward. Auto manufacturers, specialty chemical and heavy industry plants have been rebuilt, automated and are now much more efficient. They offer new values from a lower base. We continue to find this value in Germany and throughout Scandinavia.

During the period, we cut back our position in BASF, Germany's diversified chemicals firm when we felt the company no longer offered significant value. We did, however, realize a double-digit gain on our holdings. We took profits in Spain's Union Electrica Fenosa, a major utility which produces and markets



--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------


electric power. And, we captured major gains on Foreningsbanken, Sweden's second-largest bank holding company. The bank now operates 517 branch offices in Sweden. It's a very well-run company that brought good value to our Fund. Recently, however, Sweden's currency weakened, so we're looking at its neighbor, Finland -- which has attractive companies available at relatively low stock prices.

"DIVERSIFICATION....MEANS INVESTING IN EMERGING MARKETS, TOO."
Getting better diversification for our shareholders is important to us. That's why we invest in emerging nations and also have several mutual funds invested in individual countries such as Korea, Chile and Spain. As these markets grow, our investment should grow at lower cost and with lower overall risk.

"THE GLOBAL OUTLOOK IS FAVORABLE."
The U.S. market has dominated the global arena lately, but we envision a shift in performance, perhaps by year end. In selecting stocks for the Fund, we believe we will have many opportunities to find exceptional values.




--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------


            COLONIAL GLOBAL EQUITY FUND'S INVESTMENT PERFORMANCE VS.
           THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD (GDP) INDEX
               CHANGE IN VALUE OF $10,000 FROM 6/30/92 - 4/30/97


                                 CLASS A SHARES
                              Based on NAV and MOP

                Label               A               B             C
-----------------------------------------------------------------------
Label       CGEFA               NAV           MOP             MSCI
-----------------------------------------------------------------------
    1       June 92                10000            9425        10000
-----------------------------------------------------------------------
    2           Jul 31, 92      10080.81        9501.161         9888
-----------------------------------------------------------------------
    3           Aug 31, 92      9868.687        9301.237        10095
-----------------------------------------------------------------------
    4           Sep 30, 92      9747.475        9186.995         9845
-----------------------------------------------------------------------
    5           Oct 31, 92      9434.344        8891.869         9596
-----------------------------------------------------------------------
    6           Nov 30, 92      9505.051        8958.511         9700
-----------------------------------------------------------------------
    7           Dec 31, 92      9690.426        9133.227         9725
-----------------------------------------------------------------------
    8           Jan 31, 93      9946.245        9374.336         9802
-----------------------------------------------------------------------
    9           Feb 28, 93      10069.04        9490.068        10060
-----------------------------------------------------------------------
   10           Mar 31, 93      10539.75         9933.71        10555
-----------------------------------------------------------------------
   11           Apr 30, 93      10754.63        10136.24        11097
-----------------------------------------------------------------------
   12           May 31, 93      11010.45        10377.35        11286
-----------------------------------------------------------------------
   13           Jun 30, 93      10733.58         10116.4        11147
-----------------------------------------------------------------------
   14           Jul 31, 93      10960.86        10330.61        11335
-----------------------------------------------------------------------
   15           Aug 31, 93      11745.99        11070.59        11988
-----------------------------------------------------------------------
   16           Sep 30, 93      11756.32        11080.33        11751
-----------------------------------------------------------------------
   17           Oct 31, 93      12148.88        11450.32        12040
-----------------------------------------------------------------------
   18           Nov 30, 93      11973.26        11284.8        11359
-----------------------------------------------------------------------
   19           Dec 31, 93      13101.27        12347.94        11913
-----------------------------------------------------------------------
   20           Jan 31, 94       13685.4        12898.49        12649
-----------------------------------------------------------------------
   21           Feb 28, 94      13257.73        12495.41        12455
-----------------------------------------------------------------------
   22           Mar 31, 94      12704.89        11974.36        12137
-----------------------------------------------------------------------
   23           Apr 30, 94      12861.35        12121.83        12572
-----------------------------------------------------------------------
   24           May 31, 94      12746.61        12013.68        12429
-----------------------------------------------------------------------
   25           Jun 30, 94      12567.44        11844.81        12274
-----------------------------------------------------------------------
   26           Jul 31, 94      13008.77        12260.77        12593
-----------------------------------------------------------------------
   27           Aug 31, 94      13418.58        12647.01        12901
-----------------------------------------------------------------------
   28           Sep 30, 94      13124.36        12369.71        12514
-----------------------------------------------------------------------
   29           Oct 31, 94      13334.52        12567.78        12824
-----------------------------------------------------------------------
   30           Nov 30, 94      12767.09        12032.98        12276
-----------------------------------------------------------------------
   31           Dec 31, 94      12889.25        12148.11        12384
-----------------------------------------------------------------------
   32           Jan 31, 95      12509.81         11790.5        12273
-----------------------------------------------------------------------
   33           Feb 28, 95      12923.74        12180.62        12443
-----------------------------------------------------------------------
   34           Mar 31, 95      13211.19        12451.54        12898
-----------------------------------------------------------------------
   35           Apr 30, 95      13613.62        12830.83        13379
-----------------------------------------------------------------------
   36           May 31, 95      13878.07        13080.08        13489
-----------------------------------------------------------------------
   37           Jun 30, 95      14095.25        13284.77        13512
-----------------------------------------------------------------------
   38           Jul 31, 95      15045.75        14180.62        14221
-----------------------------------------------------------------------
   39           Aug 31, 95      14767.55        13918.42        13811
-----------------------------------------------------------------------
   40           Sep 30, 95      14767.55        13918.42        14097
-----------------------------------------------------------------------
   41           Oct 31, 95       14431.4         13601.6        13808
-----------------------------------------------------------------------
   42           Nov 30, 95      14663.23         13820.1        14191
-----------------------------------------------------------------------
   43           Dec 31, 95      15009.89        14146.82        14633
-----------------------------------------------------------------------
   44           Jan 31, 96      15502.02        14610.65        14925
-----------------------------------------------------------------------
   45           Feb 29, 96      15649.66         14749.8        14983
-----------------------------------------------------------------------
   46           Mar 31, 96      15883.42        14970.12        15147
-----------------------------------------------------------------------
   47           Apr 30, 96      16350.94        15410.76        15518
-----------------------------------------------------------------------
   48           May 31, 96      16486.28        15538.31        15495
-----------------------------------------------------------------------
   49           Jun 30, 96      16388.07        15445.76        15572
-----------------------------------------------------------------------
   50           Jul 31, 96      15819.56        14909.93        15026
-----------------------------------------------------------------------
   51           Aug 31, 96      16116.17         15189.5        15124
-----------------------------------------------------------------------
   52           Sep 30, 96      16536.38        15585.54        15663
-----------------------------------------------------------------------
   53           Oct 31, 96      16610.54        15655.43        15697
-----------------------------------------------------------------------
   54           Nov 30, 96       17525.1        16517.41        16534
-----------------------------------------------------------------------
   55           Dec 31, 96       17865.7        16838.42        16315
-----------------------------------------------------------------------
   56           Jan 31, 97      18044.91        17007.32        16496
-----------------------------------------------------------------------
   57           Feb 28, 97      18155.19        17111.26        16583
-----------------------------------------------------------------------
   58           Mar 31, 97      17934.62        16903.38        16469
-----------------------------------------------------------------------
   59           Apr 30, 97      18279.25         17228.2        16800
-----------------------------------------------------------------------


                                 CLASS B SHARES
                          Based on NAV and Maximum CDSC

                Label               A               B             C
-----------------------------------------------------------------------
Label       CGEFB               NAV           MOP             MSCI
-----------------------------------------------------------------------
    1       Jun 30, 92             10000           10000        10000
-----------------------------------------------------------------------
    2       Jul 31, 92          10080.89        10080.89         9888
-----------------------------------------------------------------------
    3       Aug 31, 92          9868.554        9868.554        10095
-----------------------------------------------------------------------
    4       Sep 30, 92          9726.997        9726.997         9845
-----------------------------------------------------------------------
    5       Oct 31, 92          9413.549        9413.549         9596
-----------------------------------------------------------------------
    6       Nov 30, 92          9484.327        9484.327         9700
-----------------------------------------------------------------------
    7       Dec 31, 92          9646.364        9646.364         9725
-----------------------------------------------------------------------
    8       Jan 31, 93          9891.093        9891.093         9802
-----------------------------------------------------------------------
    9       Feb 28, 93          10013.46        10013.46        10060
-----------------------------------------------------------------------
   10       Mar 31, 93          10472.32        10472.32        10555
-----------------------------------------------------------------------
   11       Apr 30, 93          10676.26        10676.26        11097
-----------------------------------------------------------------------
   12       May 31, 93          10920.99        10920.99        11286
-----------------------------------------------------------------------
   13       Jun 30, 93          10646.48        10646.48        11147
-----------------------------------------------------------------------
   14       Jul 31, 93          10872.12        10872.12        11335
-----------------------------------------------------------------------
   15       Aug 31, 93          11641.38        11641.38        11988
-----------------------------------------------------------------------
   16       Sep 30, 93          11641.38        11641.38        11751
-----------------------------------------------------------------------
   17       Oct 31, 93          12020.88        12020.88        12040
-----------------------------------------------------------------------
   18       Nov 30, 93          11846.51        11846.51        11359
-----------------------------------------------------------------------
   19       Dec 31, 93          12956.45        12956.45        11913
-----------------------------------------------------------------------
   20       Jan 31, 94          13513.94        13513.94        12649
-----------------------------------------------------------------------
   21       Feb 28, 94          13080.34        13080.34        12455
-----------------------------------------------------------------------
   22       Mar 31, 94          12522.85        12522.85        12137
-----------------------------------------------------------------------
   23       Apr 30, 94          12677.71        12677.71        12572
-----------------------------------------------------------------------
   24       May 31, 94           12543.5         12543.5        12429
-----------------------------------------------------------------------
   25       Jun 30, 94          12363.13        12363.13        12274
-----------------------------------------------------------------------
   26       Jul 31, 94          12788.01        12788.01        12593
-----------------------------------------------------------------------
   27       Aug 31, 94          13192.17        13192.17        12901
-----------------------------------------------------------------------
   28       Sep 30, 94          12891.64        12891.64        12514
-----------------------------------------------------------------------
   29       Oct 31, 94          13088.54        13088.54        12824
-----------------------------------------------------------------------
   30       Nov 30, 94          12528.94        12528.94        12276
-----------------------------------------------------------------------
   31       Dec 31, 94          12631.88        12631.88        12384
-----------------------------------------------------------------------
   32       Jan 31, 95          12259.02        12259.02        12273
-----------------------------------------------------------------------
   33       Feb 28, 95          12665.77        12665.77        12443
-----------------------------------------------------------------------
   34       Mar 31, 95          12936.94        12936.94        12898
-----------------------------------------------------------------------
   35       Apr 30, 95          13321.09        13321.09        13379
-----------------------------------------------------------------------
   36       May 31, 95          13558.36        13558.36        13489
-----------------------------------------------------------------------
   37       Jun 30, 95           13765.7         13765.7        13512
-----------------------------------------------------------------------
   38       Jul 31, 95          14684.93        14684.93        14221
-----------------------------------------------------------------------
   39       Aug 31, 95          14401.21        14401.21        13811
-----------------------------------------------------------------------
   40       Sep 30, 95          14401.21        14401.21        14097
-----------------------------------------------------------------------
   41       Oct 31, 95          14060.76        14060.76        13808
-----------------------------------------------------------------------
   42       Nov 30, 95          14276.38        14276.38        14191
-----------------------------------------------------------------------
   43       Dec 31, 95          14604.74        14604.74        14633
-----------------------------------------------------------------------
   44       Jan 31, 96          15072.77        15072.77        14925
-----------------------------------------------------------------------
   45       Feb 29, 96          15216.77        15216.77        14983
-----------------------------------------------------------------------
   46       Mar 31, 96          15420.78        15420.78        15147
-----------------------------------------------------------------------
   47       Apr 30, 96          15840.81        15840.81        15518
-----------------------------------------------------------------------
   48       May 31, 96          15972.81        15972.81        15495
-----------------------------------------------------------------------
   49       Jun 30, 96          15855.36        15855.36        15572
-----------------------------------------------------------------------
   50       Jul 31, 96          15302.82        15302.82        15026
-----------------------------------------------------------------------
   51       Aug 31, 96          15579.09        15579.09        15124
-----------------------------------------------------------------------
   52       Sep 30, 96          15975.48        15975.48        15663
-----------------------------------------------------------------------
   53       Oct 31, 96          16035.53        16035.53        15697
-----------------------------------------------------------------------
   54       Nov 30, 96          16912.38        16912.38        16534
-----------------------------------------------------------------------
   55       Dec 31, 96          17237.25        17237.25        16315
-----------------------------------------------------------------------
   56       Jan 31, 97          17384.58        17384.58        16496
-----------------------------------------------------------------------
   57       Feb 28, 97          17478.33        17478.33        16583
-----------------------------------------------------------------------
   58       Mar 31, 97          17264.04        17264.04        16469
-----------------------------------------------------------------------
   59       Apr 30, 97          17572.08        17372.08        16800
-----------------------------------------------------------------------

                          Average Annual Total Returns
                    As of 3/31/97 (Most Recent Quarter End)

--------------------------------------------------------------------------------
                           CLASS A SHARES                    CLASS B SHARES
INCEPTION                      6/8/92                            6/8/92
                          NAV            MOP             NAV            w/CDSC
--------------------------------------------------------------------------------
1 YEAR                   12.91%          6.42%           11.95%          6.95%
--------------------------------------------------------------------------------
SINCE INCEPTION          12.66%         11.28%           11.75%         11.47%
--------------------------------------------------------------------------------

The Morgan Stanley Capital International World (GDP) Index is an unmanaged index that tracks the performance of global stocks. Unlike mutual funds, an index does not incur fees or charges, and it is not possible to invest in an index.

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charge or contingent deferred sales charges (CDSC). Maximum offering price (MOP) returns include the maximum sales charge of 5.75%. The CDSC returns reflect charges of: one year, 5%; since inception, 2%. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.



--------------------------------------------------------------------------------
                                       6

                              INVESTMENT PORTFOLIO
                    APRIL 30, 1997 (UNAUDITED, IN THOUSANDS)


COMMON STOCKS - 90.2%                        COUNTRY         SHARES        VALUE
--------------------------------------------------------------------------------
CONSTRUCTION - 1.4%
 BUILDING CONSTRUCTION - 0.6%
 Hollandsche Beton Groep NV                       Ne              3       $  586
                                                                          ------

 HEAVY CONSTRUCTION - NON BUILDING CONSTRUCTION - 0.8%
 Stork NV                                         Ne             18          793
                                                                          ------
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 21.9%
 DEPOSITORY INSTITUTIONS - 10.0%
 Argentaria SA                                    Sp             34        1,513
 Banca Popolare di Milano (BPM)                   It            147          721
 BankAmerica Corp.                                                8          958
 Barclays PLC                                     UK             42          783
 Bayerische Hypotheken-und
    Wechsel-Bank AG (a)                            G             28          888
 Development Bank of Singapore LTD.               Si             35          416
 Foreningsbanken AB                               Sw            175          975
 HSBC Holdings PLC                                HK             45        1,134
 National Westminster Bank PLC                    UK             28          326
 Storebrand ASA (b)                               No             72          440
 Westpac Banking Corp.                            Au            264        1,426
                                                                          ------
                                                                           9,580
                                                                          ------

 HOLDING COMPANIES - 0.8%
 HSBC Holdings PLC                                UK             22          555
 Power Corp. of Canada                            Ca             10          216
                                                                          ------
                                                                             771
                                                                          ------

 INSURANCE CARRIERS - 3.9%
 AXA                                              Fr             14          878
 Cigna Corp.                                                      8        1,188
 International Nederlanden Groep                  Ne             26        1,025
 Schweizerische Lebensversicherungs und
   Rentenanstalt PC                               Sz              2          620
                                                                          ------
                                                                           3,711
                                                                          ------

 INVESTMENT COMPANIES - 5.2%
 Chile Fund, Inc.                                 Ch             24          570
 First Australia Fund, Inc.                       Au             58          495
 First Philippine Fund, Inc.                      Ph             41          560
 Irish Investment Fund, Inc.                      Ir             46          690
 Korea Fund, Inc.                                 Ko             21          269
 Pakistan Investment Fund                         Pa             53          272
 Southern Africa Fund, Inc.                       SA             25          417


                       Investment Portfolio/April 30, 1997

--------------------------------------------------------------------------------
COMMON STOCKS - CONT.                        COUNTRY         SHARES        VALUE
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - CONT.

 INVESTMENT COMPANIES - CONT.
 Templeton Dragon Fund, Inc. (c)                                 63      $   928
 Thai Fund                                        Th             28          419
 The India Fund, Inc.                             Id             35          306
                                                                         -------
                                                                           4,926
                                                                         -------

 REAL ESTATE - 2.0%
 Cheung Kong (Holdings) Ltd.                      HK             92          808
 New World Development Co., Ltd.                  HK            197        1,137
                                                                         -------
                                                                           1,945
                                                                         -------
--------------------------------------------------------------------------------
MANUFACTURING - 38.7%
 CHEMICALS & ALLIED PRODUCTS - 10.7%
 BASF AG (a)                                       G             36        1,401
 Bristol-Myers Squibb Co.                                        15          956
 DSM NV                                           Ne             15        1,492
 Hoechst AG (a)                                    G             16          621
 Johnson & Johnson                                               16          992
 Merck & Co., Inc.                                               16        1,403
 Merck KGaA                                        G             23          919
 Roche Holding AG Genusscheine                    Sz             (d)       1,690
 Sanofi SA                                        Fr              8          705
                                                                         -------
                                                                          10,179
                                                                         -------

 ELECTRONIC & ELECTRICAL EQUIPMENT - 7.7%
 Electrolux AB, Series B                          Sw              7          390
 General Electric Co.                                            13        1,475
 Intel Corp.                                                      9        1,302
 Matsushita Electric Industrial                   Ja.            87        1,390
 Philips Electronics NV                           Ne             15          794
 Sanyo Electric Company Ltd.                      Ja            221          850
 Telefonaktiebolaget LM Ericsson                  Sw             34        1,126
                                                                         -------
                                                                           7,327
                                                                         -------

 FABRICATED METAL - 1.2%
 Compagnie Generale d'Industrie
   et de Participations                           Fr              2          677
 Oriental Holdings Berhad                         Ma             60          456
                                                                         -------
                                                                           1,133
                                                                         -------

 FOOD & KINDRED PRODUCTS - 5.8%
 Associated British Foods PLC                     UK            126        1,091
 Fraser & Neave Ltd.                              Si             40          290
 Nestle AG                                        Sz              1        1,410
 Tate & Lyle PLC                                  UK            113          843



                       Investment Portfolio/April 30, 1997
--------------------------------------------------------------------------------
 Unilever NV                                      Ne             10       $1,936
                                                                         -------
                                                                           5,570
                                                                         -------

 MACHINERY & COMPUTER EQUIPMENT - 2.2%
 Amada Co., Ltd.                                  Ja            139        1,038
 Hitachi Ltd.                                     Ja            122        1,104
                                                                         -------
                                                                           2,142
                                                                         -------

 MEASURING & ANALYZING INSTRUMENTS - 1.8%
 Fuji Photo Film Co., Ltd.                        Ja             39        1,488
 Thomson-CSF                                      Fr              9          262
                                                                         -------
                                                                           1,750
                                                                         -------

 PAPER PRODUCTS - 0.4%
 Carter Holt Harvey Ltd.                          NZ            190          421
                                                                         -------

 PETROLEUM REFINING - 2.1%
 OMV Handels AG                                  Aus              8          873
 Pennzoil Co.                                                    22        1,093
                                                                         -------
                                                                           1,966
                                                                         -------

 PRIMARY METAL - 1.8%
 ALFA  SA de C.V.                                 Mx            243        1,345
 IPSCO, Inc.                                      Ca             14          391
                                                                         -------
                                                                           1,736
                                                                         -------

 RUBBER & PLASTIC - 1.0%
 Continental AG                                    G             42          916
                                                                         -------

 TOBACCO PRODUCTS - 1.1%
 B.A.T. Industries PLC                            UK             51          435
 Hanson Trust PLC                                 UK             63          303
 Sampoerna International Finance Co.              In             83          334
                                                                         -------
                                                                           1,072
                                                                         -------

 TRANSPORTATION EQUIPMENT - 2.9%
 Chrysler Corp.                                                  33          981
 Fiat Auto SPA Ord                                It            199          656
 Honda Motor Co. Ltd.                             Ja             35        1,085
                                                                         -------
                                                                           2,722
                                                                         -------

--------------------------------------------------------------------------------
MINING & ENERGY - 3.7%
 CRUDE PETROLEUM & NATURAL GAS - 0.6%
 Ranger Oil Ltd.                                  Ca             55          551
                                                                         -------

 METAL MINING - 0.8%
 Trelleborg AB, Class B Shares                    Sw             52          806
                                                                         -------


                       Investment Portfolio/April 30, 1997

--------------------------------------------------------------------------------
COMMON STOCKS - CONT.                        COUNTRY         SHARES        VALUE
--------------------------------------------------------------------------------
MINING & ENERGY - CONT.
 NONMETALLIC, EXCEPT FUELS - 0.2%
 Potash Corp. of Saskatchewan, Inc.               Ca              3      $   193
                                                                         -------

 OIL & GAS EXTRACTION - 1.5%
 Elf Gabon SA                                     Fr              4        1,085
 Santos Ltd.                                      Au             85          333
                                                                         -------
                                                                           1,418
                                                                         -------

 OIL & GAS FIELD SERVICES - 0.6%
 Petroleum Geo-Services A/S (b)                   No             14          558
                                                                         -------

--------------------------------------------------------------------------------
RETAIL TRADE - 5.7%
 APPAREL & ACCESSORY STORES - 1.2%
 Aoyama Trading Co., Ltd.                         Ja             22          623
 Hennes & Mauritz AB                              Sw              4          564
                                                                         -------
                                                                           1,187
                                                                         -------

 FOOD STORES - 2.4%
 Loblaw Companies Ltd.                            Ca             25          308
 Safeway, Inc. (b)                                               44        1,945
                                                                         -------
                                                                           2,253
                                                                         -------

 GENERAL MERCHANDISE STORES - 1.3%
 Jardine Strategic Holdings Ltd.                  Si             90          304
 Sears, Roebuck & Co.                                            20          941
                                                                         -------
                                                                           1,245
                                                                         -------

 MISCELLANEOUS RETAIL - 0.8%
 Imasco Ltd.                                      Ca             29          795
                                                                         -------

--------------------------------------------------------------------------------
SERVICES - 5.9%
 BUSINESS SERVICES - 0.5%
 SAP AG (a)                                        G              2          437
                                                                         -------

 COMPUTER RELATED SERVICES - 0.8%
 Cadence Design Systems, Inc. (b)                                23          730
                                                                         -------

 COMPUTER SOFTWARE - 1.2%
 Microsoft Corp. (b)                                              9        1,106
                                                                         -------

 ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT - 0.3%
 Paychex, Inc.                                                    7          318
                                                                         -------

 HEALTH SERVICES - 0.6%
 Astra B Fria                                     Sw              2           87


                       Investment Portfolio/April 30, 1997

--------------------------------------------------------------------------------
 Novartis (Reg)                                   Sz             (d)      $  463
                                                                         -------
                                                                             550
                                                                         -------

 OTHER SERVICES - 0.8%
 VEBA AG (a)                                       G             15          791
                                                                         -------

 PERSONAL SERVICES - 1.7%
 Service Corporation International                               48        1,654
                                                                         -------

--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 11.5%
 AIR TRANSPORTATION - 0.8%
 British Airways PLC                              UK             17          190
 Lufthansa AG (a)                                  G             40          551
                                                                         -------
                                                                             741
                                                                         -------

 COMMUNICATIONS - 8.2%
 British Telecommunications PLC                   UK            103          757
 Hong Kong Telecommunications Ltd.                HK            244          419
 Nokia AB                                         Fi             10          617
 PT Indosat ADR (b)                               In             13          355
 Telecom Italia SPA                               It            377          997
 Telecomunicacoes Brasileiras SA ADR              Bz              8          918
 Tele Danmark A/S, Series B (b)                   De              3          149
 Telefonica de Argentina SA ADR                   Ar             25          828
 Telefonica de Espana                             Sp             21          525
 Telefonos de Mexico SA - Series A                Mx            295          612
 Telus Corp.                                      Ca             62          892
 Vodafone Group (b)                               UK            175          783
                                                                         -------
                                                                           7,852
                                                                         -------

 ELECTRIC, GAS & SANITARY SERVICES - 0.2%
 Westcoast Energy, Inc.                           Ca             13          217
                                                                         -------

 ELECTRIC SERVICES - 1.8%
 OesterreichischAuslektrizitaetswirtschafts AG   Aus              7          468
 Union Electrica Fenosa SA                        Sp            145        1,207
                                                                         -------
                                                                           1,675
                                                                         -------

 SANITARY SERVICES - 0.5%
 United Utilities PLC                             UK             40          439
                                                                         -------

--------------------------------------------------------------------------------
WHOLESALE TRADE - 1.4%
 NONDURABLE GOODS
 Gillette Co.                                                    16        1,343
                                                                         -------

                       Investment Portfolio/April 30, 1997
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (cost of $73,175)(e)                                   $86,105
                                                                         -------

SHORT-TERM OBLIGATIONS - 9.3%                                  PAR
--------------------------------------------------------------------------------
 Repurchase agreement with Chase Securities, Inc.,
 dated 04/30/97, due 05/01/97 at 5.340%,
 collateralized by U.S. Treasury notes with various
 maturities to 2016, market value $9,099
 (repurchase proceeds $8,846)                               $8,845         8,845
                                                                         -------

FORWARD CURRENCY CONTRACTS - 0.1% (f)                                         76
--------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 0.4%                                       385
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                      $95,411
                                                                         -------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) These securities, or a portion thereof, with a total market value of $4,689 are being used to collateralize the open forward currency exchange contract.
(b)  Non-income producing.
(c) This security is subject to the risks of the various countries in which the issuer is investing. (See Notes to Financial Statements: Note 4. - Other)
(d)  Rounds to less than one.
(e)  Cost for federal income tax purposes is the same.
(f) As of April 30, 1997, the Fund had entered into the following forward currency exchange contract:

                                                                 Net Unrealized
 Contracts to             In Exchange         Settlement          Appreciation
    Deliver                   For                 Date               (U.S.$)
 ------------            -------------         ---------         --------------
 DM 6,787,520            US$ 4,000,000         05/09/97              $ 76


                       Investment Portfolio/April 30, 1997
--------------------------------------------------------------------------------

 Summary of Securities by Country       Country            Value      % of Total
 -------------------------------------------------------------------------------
 United States                                           $18,385           21.4
 Japan                                       Ja            7,578            8.8
 Netherlands                                 Ne            6,626            7.7
 Germany                                      G            6,524            7.6
 United Kingdom                              UK            6,505            7.5
 Switzerland                                 Sz            4,183            4.9
 Sweden                                      Sw            3,948            4.6
 France                                      Fr            3,607            4.2
 Canada                                      Ca            3,563            4.1
 Hong Kong                                   HK            3,498            4.1
 Spain                                       Sp            3,245            3.8
 Italy                                       It            2,374            2.7
 Australia                                   Au            2,254            2.6
 Mexico                                      Mx            1,957            2.3
 Austria                                    Aus            1,341            1.5
 Singapore                                   Si            1,010            1.2
 Norway                                      No              998            1.1
 Multinational                               (c)             928            1.1
 Brazil                                      Bz              918            1.1
 Argentina                                   Ar              828            1.0
 Ireland                                     Ir              690            0.8
 Indonesia                                   In              689            0.8
 Finland                                     Fi              617            0.7
 Chile                                       Ch              570            0.7
 Philippines                                 Ph              560            0.6
 Malaysia                                    Ma              456            0.5
 New Zealand                                 NZ              421            0.5
 Thailand                                    Th              419            0.5
 South Africa                                SA              417            0.5
 India                                       Id              306            0.3
 Pakistan                                    Pa              272            0.3
 Korea                                       Ko              269            0.3
 Denmark                                     De              149            0.2
                                                         -------          -----
                                                         $86,105          100.0
                                                         =======          =====


Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

 Acronym                                                    Name
 -------                                                    ----
   ADR                                            American Depository Receipt


See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                           APRIL 30, 1997 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $73,175)                                   $86,105
Short-term obligations                                                  8,845
                                                                      -------
                                                                       94,950
Cash held in foreign banks (cost $48)                 $ 48
Receivable for:
  Dividends                                            187
  Fund shares sold                                     169
  Foreign tax reclaims                                  52
  Interest                                               1
Unrealized appreciation on forward
   currency exchange contracts                          76
Deferred organization expenses                           1
Other                                                    7                541
                                                      ----            -------
    Total Assets                                                       95,491
LIABILITIES
Payable for:
  Fund shares repurchased                               78
Accrued:
  Deferred Trustees fees                                 2
                                                      ----
    Total Liabilities                                                      80
                                                                      -------
NET ASSETS                                                            $95,411
                                                                      =======


Net asset value & redemption price per share -
Class A ($26,937/2,032)                                               $ 13.26
                                                                      -------
Maximum offering price per share - Class A
($13.26/0.9425)                                                       $ 14.07(a)
                                                                      -------
Net asset value & offering price per share -
Class B ($68,474/5,220)                                               $ 13.12(b)
                                                                      -------
COMPOSITION OF NET ASSETS
Capital paid in                                                       $79,276
Overdistributed net investment income                                     (66)
Accumulated net realized gain                                           3,211
Net unrealized appreciation on:
  Investments                                                          12,930
  Foreign currency transactions                                            60
                                                                      -------
                                                                      $95,411
                                                                      =======


(a)  On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                   (UNAUDITED)


(in thousands)
INVESTMENT INCOME
Dividends                                                             $  820
Interest                                                                 229
                                                                      ------
     Total investment income (net of nonrebatable
     foreign taxes withheld at source which
     amounted to $71)                                                  1,049
EXPENSES
Management fee                                         $ 343
Service fee                                              114
Distribution fee - Class B                               256
Transfer agent                                           146
Bookkeeping fee                                           21
Trustees fee                                               7
Custodian fee                                             29
Audit fee                                                 18
Legal fee                                                  3
Registration fee                                          15
Reports to shareholders                                    5
Amortization of deferred
  organization expenses                                    4
Other                                                      6             967
                                                       -----          ------
       Net Investment Income                                              82
                                                                      ------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
 Investments                                           3,232
 Foreign currency transactions                           (42)
                                                       -----
      Net Realized Gain                                                3,190
Net unrealized appreciation
  during the period on:
 Investments                                           4,852
 Foreign currency transactions                            70
                                                       -----
     Net Unrealized Appreciation                                       4,922
                                                                      ------
          Net Gain                                                     8,112
                                                                      ------
Net Increase in Net Assets from Operations                            $8,194
                                                                      ======






See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS


                                                       (Unaudited)
                                                       Six months    Year ended
(in thousands)                                         ended April   October 31
                                                       -----------   ----------
INCREASE (DECREASE) IN NET ASSETS                         1997          1996
Operations:
Net investment income                                    $    82       $   276
Net realized gain                                          3,190         9,011
Net unrealized appreciation                                4,922           881
                                                         -------       -------
    Net Increase from Operations                           8,194        10,168
Distributions:
From net investment income - Class A                         (22)         (105)
In excess of net investment income - Class A                  --           (37)
From net realized gains - Class A                         (2,143)         (618)
From net investment income - Class B                          --          (133)
In excess of net investment income - Class B                  --           (46)
From net realized gains - Class B                         (6,988)       (3,141)
                                                         -------       -------
                                                            (959)        6,088
                                                         -------       -------
Fund Share Transactions:
Receipts for shares sold - Class A                         8,325         8,563
Value of distributions reinvested - Class A                2,034           713
Cost of shares repurchased - Class A                      (2,390)       (2,848)
                                                         -------       -------
                                                           7,969         6,428
                                                         -------       -------
Receipts for shares sold - Class B                         8,386        13,370
Value of distributions reinvested - Class B                6,378         3,088
Cost of shares repurchased - Class B                     (11,169)      (14,800)
                                                         -------       -------
                                                           3,595         1,658
                                                         -------       -------
    Net Increase from
        Fund Share Transactions                           11,564         8,086
                                                         -------       -------
        Total Increase                                    10,605        14,174
NET ASSETS
Beginning of period                                       84,806        70,632
                                                         -------       -------
End of period (net of overdistributed
  net investment income of $66 and
  $75, respectively)                                     $95,411       $84,806
                                                         =======       =======
NUMBER OF FUND SHARES
Sold - Class A                                               633           658
Issued for distributions reinvested - Class A                161            59
Repurchased - Class A                                       (182)         (221)
                                                         -------       -------
                                                             612           496
                                                         -------       -------
Sold - Class B                                               642         1,042
Issued for distributions reinvested - Class B                509           257
Repurchased - Class B                                       (852)       (1,151)
                                                         -------       -------
                                                             299           148
                                                         -------       -------


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 1997 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Global Equity Fund (the Fund), a series of Colonial Trust III, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth by investing primarily in global equities. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

                  Notes to Financial Statements/April 30, 1997
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data reflects the distribution fee applicable to Class B shares only.

Class B ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $43,895 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

                  Notes to Financial Statements/April 30, 1997
--------------------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

                  Notes to Financial Statements/April 30, 1997
--------------------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended April 30, 1997, the Fund has been advised that the Distributor retained net underwriting discounts of $5,977 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $50,850 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.40% annually of the Fund's average net assets.

For the six months ended April 30, 1997, the Fund's operating expenses did not exceed the 1.40% expense limit.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended April 30, 1997, purchases and sales of investments, other than short-term obligations, were $27,810,579 and $26,514,468, respectively.

Unrealized appreciation (depreciation) at April 30, 1997, based on cost of investments for both financial statement and federal income tax purposes was:

                 Gross unrealized appreciation               $14,892,839
                 Gross unrealized depreciation                (1,962,782)
                                                             -----------
                         Net unrealized appreciation         $12,930,057
                                                             ===========


                  Notes to Financial Statements/April 30, 1997
--------------------------------------------------------------------------------

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended April 30, 1997.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                (Unaudited)
                                              Six months ended
                                                   April 30            Year ended October 31
                                             ---------------------     ---------------------
                                                      1997                      1996
                                             Class A       Class B      Class A      Class B
                                             -------       -------      -------      -------
Net asset value -
   Beginning of period                       $13.440       $13.350       $12.450    $12.390
                                             -------       -------       -------    -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                   0.048        (0.001)        0.123      0.027
Net realized and unrealized gain (b)           1.230         1.214         1.664      1.634
                                             -------       -------       -------    -------
   Total from Investment Operations            1.278         1.213         1.787      1.661
                                             -------       -------       -------    -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                    (0.015)         ----        (0.098)    (0.027)
In excess of net investment income              ----          ----        (0.035)    (0.010)
From net realized gains                       (1.443)       (1.443)       (0.664)    (0.664)
                                             -------       -------       -------    -------
  Total Distributions Declared to
     Shareholders                             (1.458)       (1.443)       (0.797)    (0.701)
                                             -------       -------       -------    -------
Net asset value - End of period              $13.260       $13.120       $13.440    $13.350
                                             =======       =======       =======    =======
Total return (c)                               10.05%(d)      9.58%(d)     15.10%     14.04%
                                             =======       =======       =======    =======

RATIOS TO AVERAGE NET ASSETS
Expenses                                        1.55%(f)(g)   2.30%(f)(g)   1.58%(f)   2.33%(f)
Fees and expenses waived or
  borne by the Adviser                          ----          ----          ----       ----
Net investment income                           0.74%(f)(g)  (0.01)%(f)(g)  0.96%(f)   0.21%(f)
Portfolio turnover                                32%(d)        32%(d)       125%       125%
Average commission rate (h)                 $ 0.0282       $0.0282       $0.0261    $0.0261
Net assets at end of period (000)           $ 26,937       $68,474       $19,092    $65,714


(a)  Net of fees and expenses waived or borne by the Adviser which amounted to
                                    ----          ----          ----       ----
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                           FINANCIAL HIGHLIGHTS - CONT


                              Year ended October 31
                 ----------------------------------------------
                          1995                      1994
                 Class A       Class B       Class A    Class B
                 -------       -------       -------    -------

                 $12.690       $12.630       $11.760    $11.720
                 -------       -------       -------    -------
                   0.167         0.076         0.170      0.077

                   0.735         0.735         0.969      0.959
                 -------       -------       -------    -------

                   0.902         0.811         1.139      1.036
                 -------       -------       -------    -------

                  (0.198)       (0.107)       (0.166)    (0.083)

                    ----          ----          ----       ----
                  (0.944)       (0.944)       (0.043)    (0.043)
                 -------       -------       -------    -------

                  (1.142)       (1.051)       (0.209)    (0.126)
                 -------       -------       -------    -------

                 $12.450       $12.390       $12.690    $12.630
                 =======       =======       =======    =======

                    8.23%(e)      7.43%(e)      9.76%(e)   8.88%(e)
                 =======       =======       =======    =======

                    1.36%(f)      2.11%(f)      1.25%      2.00%

                    0.26%(f)      0.26%(f)      0.36%      0.36%
                    1.40%(f)      0.65%(f)      1.38%      0.63%
                      74%           74%           52%        52%
                    ----          ----          ----       ----

                 $11,501       $59,131       $10,525    $63,139


                 $ 0.031       $ 0.031       $ 0.045    $ 0.045



(g)  Annualized.
(h) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                 Year ended                Period ended
                                                 October 31                  October 31
                                            ---------------------       ---------------------
                                                    1993                       1992(c)
                                            Class A       Class B       Class A       Class B
                                            -------       -------       -------       -------
Net asset value -
   Beginning of period                      $ 9.340       $ 9.310       $10.000       $10.000
                                            -------       -------       -------       -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                  0.182         0.104         0.088         0.059
Net realized and
unrealized gain (loss)(b)                     2.461         2.447        (0.748)       (0.749)
                                            -------       -------       -------       -------
   Total from Investment Operations           2.643         2.551        (0.660)       (0.690)
                                            -------       -------       -------       -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                   (0.223)       (0.141)         ----          ----
                                            -------       -------       -------       -------
  Total Distributions
   Declared to Shareholder                   (0.223)       (0.141)         ----          ----
                                            -------       -------       -------       -------
Net asset value - End of period             $11.760       $11.720       $ 9.340       $ 9.310
                                            =======       =======       =======       =======

Total return (d)(e)                           28.77%        27.70%        (6.59)%(f)  $ (6.90)%(f)
                                            =======       =======       =======       =======

RATIOS TO AVERAGE NET ASSETS
Expenses                                       1.25%         2.00%         1.25%(g)      2.00%(g)
Interest expense                               0.01%         0.01%         ----          ----
Fees and expenses waived or borne by
  the Adviser                                  0.51%         0.51%         0.67%(g)      0.67%(g)
Net investment income                          1.75%         1.00%         2.25%(g)      1.50%(g)
Portfolio turnover                               58%           58%           14%(g)        14%(g)
Net assets at end of period(000)            $ 1,769       $40,837       $   164       $32,099



(a)  Net of fees and expenses waived or borne by the Adviser which amounted to
                         $ 0.053       $ 0.053       $ 0.026       $ 0.026
(b) Per share data was calculated using average shares outstanding during the period.
(c)  The Fund commenced investment operations on June 8, 1992.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  Annualized.

                             HOW TO REACH COLONIAL
                              BY PHONE OR BY MAIL


BY TELEPHONE

COLONIAL CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends, and capital gains information             press [1]

For account information                                               press [2]

To speak to a Colonial representative                                 press [3]

For yield and total return information                                press [4]

For duplicate statements or new supply of checks                      press [5]

To order duplicate tax forms and year-end statements                  press [6]
(February through May)

To review your options at any time during your call                   press [*]

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 am to 8:00 pm ET, and Saturdays from February through mid-April, 10:00 am to 2:00 pm ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange, or sell shares by telephone, call Monday to Friday, 9:00 am to 7:00 pm ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750

To request literature on any Colonial fund, call Monday to Friday, 8:30 am to 6:30 pm ET.


BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA 02105-1722

                           SHAREHOLDER COMMUNICATIONS

                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your Colonial account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale, or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

COLONIAL SHAREHOLDER NEWS: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary, and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                    IMPORTANT INFORMATION ABOUT THIS REPORT



The Transfer Agent for Colonial Global Equity Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Global Equity Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Global Equity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[LOGO]COLONIAL
      MUTUAL FUNDS
      Mutual Funds for
      Planned Portfolios

--------------------------------------------------------------------------------
                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C. S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation




             COLONIAL INVESTMENT SERVICES, INC., Distributor(C) 1997
                      A Liberty Financial Company (NYSE: L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                            GE-03/661D-0497 M (6/97)

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